Fair Value Measurements and Valuation Processes (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Level 2 assets and liabilities are shown below.

	30.6.2019	30.6.2018	31.12.2018
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	250	141	187
– cross-currency swaps	462	436	431
– forward foreign currency contracts	146	155	117
Assets at fair value	858	732	735
Liabilities at fair value
Derivatives relating to
– interest rate swaps	340	82	181
– cross-currency swaps	67	16	56
– forward foreign currency contracts	218	198	279
Liabilities at fair value	625	296	516